Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related party transactions
Related party transactions

Note 11 - Related party transactions

Private Placement with Farallon

In connection with the Business Combination and concurrently with the execution of the Merger Agreement, the Company entered into certain subscription agreements with affiliates of Farallon Capital Management, L.L.C. (the “Farallon Entities”) for a private placement (the “PIPE Investment”) of the Company’s shares of common stock, pursuant to which the Company issued and sold to the Farallon Entities an aggregate of 7,174,163 shares of common stock for an aggregate purchase price of approximately $75.0 million immediately prior to the consummation of the Business Combination at a price per share equal to $10.45352229 (the “Reference Price”). In addition, pursuant to the subscription agreements, the Farallon Entities have an option to purchase up to $25.0 million of additional shares of common stock, exercisable at the Reference Price during the 365-day period following the consummation of the Business Combination. In connection with the PIPE Investment, the Company issued to the Farallon Entities an aggregate of 7,174,163 Public Warrants. The Farallon Entities received a fee for each warrant equal to the cash payable per each warrant held by unaffiliated Public Warrant holders in connection with the warrant amendment proposal approved as part of the Business Combination, in an amount equal to $1.60. In addition, the Farallon Entities are entitled to cash settle, in whole or in part, the exercise of their option to purchase up to $25.0 million of additional shares of common stock to the extent the delivery of the additional shares to the Farallon Entities would result, together with their affiliates and any other persons whose beneficial ownership of shares of common stock would be aggregated with the Farallon Entities or their affiliates for purpose of Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), in beneficial ownership in excess of 9.9% of the shares of common stock outstanding immediately after giving effect to such issuance of the shares of common stock. As a result of the PIPE Investment, the Farallon Entities own more than 5% of our outstanding common stock.

The Company also provided the Farallon Entities with certain registration rights in connection with the PIPE Investment, pursuant to which we registered in December 2019 the shares of our common stock, Public Warrants and shares issuable upon exercise of the option and Public Warrants under the Securities Act.

Broadmark Private REIT, LLC

The Private REIT is a private real estate finance company that primarily participates in short-term, first deed of trust loans secured by real estate that are originated, underwritten and serviced by Broadmark Realty Capital Inc. The Private REIT was determined to be a voting interest entity for which we, through our wholly owned subsidiary acting as manager with no equity investment, do not hold a controlling interest in and do not consolidate the Private REIT. Furthermore, the Private REIT participation in loans originated by us meets the characteristics of a participating interest in accordance with ASC 860 and therefore, is treated as a sale of mortgage notes receivable and is derecognized from our unaudited condensed consolidated financial statements. As of June 30, 2020, the Private REIT’s assets under management were approximately $12.4 million.

Note 11 — Related party transactions

Predecessor Period

The Predecessor Management Companies performed loan closing and loan servicing for the Predecessor Companies within the Predecessor Company Group. The Predecessor Management Companies received reimbursement of their costs related to performing such services.

Tranceka Capital, LLC (formerly known as Broadmark Capital, LLC and referred to herein as "Tranceka Capital"), a related party not included in the Predecessor Company Group, leased office space, a portion of which was occupied by the Predecessor Management Companies on a month to month basis during the predecessor period. MgCo I reimbursed Tranceka Capital for 80% of the cost of the office lease and for certain other office costs. Subsequent to the Business Combination, the Company assumed the lease from Tranceka Capital.

Under Financial Advisory/Investment Banking Agreements between Tranceka Capital and certain of the Predecessor Management Companies, Tranceka Capital provided services to the applicable Predecessor Management Company related to raising capital for the applicable Predecessor Company. Under these agreements, Tranceka Capital was paid a commission from the Company of 1% in the month capital was raised, and after 12 months also received a “tail” commission of 0.5% per year, payable in quarterly installments. These agreements terminated on November 14, 2019.